Pension plan obligations (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) Number	Dec. 31, 2022 BRL (R$) Number
Sabesprev Mais One [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfParticipantsOfVIVESTPlan]	9,277	9,365
V I V E S T [Member]
IfrsStatementLineItems [Line Items]
Number of participants of retirement benefit plan not receiving benefits | Number	68	58
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Description of defined benefit plan	0.99% of the portion of the salary of participation up to 20 salaries; and
Additional description of defined benefit plan	8.39% of the surplus, if any, of the portion of the salary of participation over 20 salaries.
Number of participants of retirement benefit plan receiving benefits | Number	2,715	2,843
Number of participants of retirement benefit plan not receiving benefits | Number	8,171	8,089
Contributions of the Company and participants	R$ 40,898	R$ 39,377
Contribution participants	35,443	34,000
Actuarial deficit	32,810	27,147
Actuarial deficit participants	R$ 31,556	R$ 26,168
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Active participants of plan	6	8
Beneficiaries retirees and survivors	1,808	1,750